Trade accounts payable and others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Trade Accounts Payable And Others
Trade accounts payable	R$ 48,518	R$ 37,805
Taxes payable	6,142	5,209
Dividends payable	30,008	6,509
Advances to customers	21,201	5,631
Other liabilities	576	461
Total current	106,445	55,615
Taxes payable	11,298	1,520
Total noncurrent	R$ 11,298	R$ 1,520